INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
INCOME TAXES
Income tax benefits	$ (1,997)	$ (12,579)
Effective tax rates (as a percent)	25.10%	17.30%